Share of Income / Loss Joint Ventures - Additional Information (Detail) - Constellium-Bowling Green [member] - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jan. 10, 2019
Disclosure of classes of share capital [line items]
Percentage of voting equity interests acquired		49.00%
Total percentage of voting equity interests acquired		51.00%
Remeasurement profit	€ 5